VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Communication Services—17.2%
Addcn Technology Co., Ltd. (Taiwan)	4,000	$ 38
Autohome, Inc. ADR (China)	957	28
Baltic Classifieds Group plc (United Kingdom)(1)	33,484	115
NAVER Corp. (South Korea)	118	37
Sarana Menara Nusantara Tbk PT (Indonesia)	718,000	57
Tencent Holdings Ltd. (China)	1,000	59
Tongdao Liepin Group (China)(1)	13,000	32
Wirtualna Polska Holding S.A. (Poland)	1,864	65
Yandex N.V. Class A (Russia)(1)	879	53
		484

Consumer Discretionary—15.3%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	571	68
Allegro.eu S.A. (Poland)(1)	2,418	23
JD.com, Inc. ADR (China)(1)	1,233	86
Prosus N.V. (Netherlands)(1)	614	52
Union Auction PCL (Thailand)	140,000	43
Vasta Platform Ltd. Class A (Brazil)(1)	37,828	160
		432

Consumer Staples—16.0%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,000	57
BIM Birlesik Magazalar AS (Turkey)	6,369	29
Carlsberg Brewery Malaysia Bhd (Malaysia)	8,000	39
Fraser and Neave Ltd. (Singapore)	55,000	57
Heineken Malaysia Bhd (Malaysia)	8,000	40
Pernod Ricard S.A. (France)	279	67
Taisun International Holding Corp. (Taiwan)	8,000	30
Thai Beverage PCL (Thailand)	118,000	58
Wal-Mart de Mexico SAB de C.V. (Mexico)	19,617	73
		450

Financials—11.9%
Bank Central Asia Tbk PT (Indonesia)	140,000	72
HDFC Bank Ltd. ADR (India)	801	52
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	950	110
Sberbank of Russia PJSC Sponsored ADR (Russia)	2,660	43
United Overseas Bank Ltd. (Singapore)	3,000	60
		337

Health Care—2.9%
Prodia Widyahusada Tbk PT (Indonesia)	126,000	81
Industrials—23.0%
Boa Vista Servicos S.A. (Brazil)	52,200	56
Credit Bureau Asia Ltd. (Singapore)	47,000	37
GFC Ltd. (Taiwan)	15,000	36
Grupa Pracuj S.A. (Poland)(1)	4,285	77
HeadHunter Group plc ADR (Russia)	2,334	119
NICE Information Service Co., Ltd. (South Korea)	2,936	45
S-1 Corp. (South Korea)	1,272	79
SaraminHR Co., Ltd. (South Korea)	1,387	48
Tegma Gestao Logistica S.A. (Brazil)	33,444	94
Voltronic Power Technology Corp. (Taiwan)	1,000	56
		647

	Shares	Value

Information Technology—6.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,327	$ 160
Webcash Corp. (South Korea)	1,458	33
		193

Real Estate—1.2%
American Tower Corp. (United States)	112	33
Total Common Stocks (Identified Cost $2,839)		2,657

Total Long-Term Investments—94.3% (Identified Cost $2,839)		2,657

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	120,998	121
Total Short-Term Investment (Identified Cost $121)		121

TOTAL INVESTMENTS—98.6% (Identified Cost $2,960)		$2,778
Other assets and liabilities, net—1.4%		40
NET ASSETS—100.0%		$2,818

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $110 or 3.9% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	12%
Taiwan	11
Brazil	11
South Korea	9
Russia	8
Indonesia	8
Poland	6
Other	35
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,657	$2,657
Money Market Mutual Fund	121	121
Total Investments	$2,778	$2,778
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Developing Markets Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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